Classification of Financial Instruments - Schedule of Classification of Each Class of Financial Assets and their Carrying Values (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	£ 1,699	£ 2,138
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	133	113
Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	558	937
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	59	32
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	825	854
Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	121	115
Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	3	87
Financial assets at fair value [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	24	28
Financial assets at fair value [member] | FVOCI [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	24	28
Financial assets at fair value [member] | FVOCI [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	0
Financial assets at fair value [member] | FVOCI [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	0
Financial assets at fair value [member] | FVOCI [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	0
Financial assets at fair value [member] | FVOCI [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	0
Financial assets at fair value [member] | FVOCI [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	0
Financial assets at fair value [member] | FVTPL [member]
Disclosure of financial assets [line items]
Financial assets	154	256
Financial assets at fair value [member] | FVTPL [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	109	85
Financial assets at fair value [member] | FVTPL [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	40	84
Financial assets at fair value [member] | FVTPL [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	5	0
Financial assets at fair value [member] | FVTPL [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	0
Financial assets at fair value [member] | FVTPL [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVTPL [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	87
Financial assets at fair value [member] | Fair value - hedging instrument [member]
Disclosure of financial assets [line items]
Financial assets	54	32
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	54	32
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	0
Financial assets at amortised cost [member] | Financial assets, class [member]
Disclosure of financial assets [line items]
Financial assets	1,467	1,822
Financial assets at amortised cost [member] | Financial assets, class [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	0
Financial assets at amortised cost [member] | Financial assets, class [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	518	853
Financial assets at amortised cost [member] | Financial assets, class [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	0
Financial assets at amortised cost [member] | Financial assets, class [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	825	854
Financial assets at amortised cost [member] | Financial assets, class [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	121	£ 115
Financial assets at amortised cost [member] | Financial assets, class [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	£ 3